General and Administrative (Details) - Schedule of Other Operating Expenses - MORINGA ACQUISITION CORP [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
General and Administrative (Details) - Schedule of Other Operating Expenses [Line Items]
Total	$ 179,135	$ 155,472	$ 441,276	$ 592,201	$ 1,122,480	$ 1,232,342
Legal expenses [Member]
General and Administrative (Details) - Schedule of Other Operating Expenses [Line Items]
Total					259,000	398,903
Audit bookkeeping and accounting [Member]
General and Administrative (Details) - Schedule of Other Operating Expenses [Line Items]
Total					146,600	143,101
Professional services [Member]
General and Administrative (Details) - Schedule of Other Operating Expenses [Line Items]
Total					245,538	115,651
Management fees [Member]
General and Administrative (Details) - Schedule of Other Operating Expenses [Line Items]
Total					120,000	120,000
Insurance [Member]
General and Administrative (Details) - Schedule of Other Operating Expenses [Line Items]
Total					281,044	325,000
Nasdaq fees [Member]
General and Administrative (Details) - Schedule of Other Operating Expenses [Line Items]
Total					70,000	129,500
Other [Member]
General and Administrative (Details) - Schedule of Other Operating Expenses [Line Items]
Total					$ 298	$ 187